Offerings	Nov. 03, 2026 USD ($)
Offering: 1
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.750% Series 2026A Junior Subordinated Notes due 2057
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87,000.00
Offering Note	Calculated in accordance with Rules 457(o) and 457(r) under the Securities Act of 1933, as amended, or the "Securities Act," based on the proposed maximum aggregate offering price. Table 1 above shall be deemed to update the "Calculation of Filing Fee Table" in Registration Statement No. 333-281253.
Offering: 2
Offering:
Fee Previously Paid	false
Rule 457(r)	true
Security Type	Debt
Security Class Title	6.950% Series 2026B Junior Subordinated Notes due 2057
Maximum Aggregate Offering Price	$ 1,000,000,000.00
Fee Rate	0.0087%
Amount of Registration Fee	$ 87,000.00
Offering Note	See Offering Note 1.